-------------------------------
                         Semiannual Report June 30, 1999
                         -------------------------------

                              O P P E N H E I M E R

                           Multiple Strategies Fund/VA
                 A Series of Oppenheimer Variable Account Funds





                           [Graphic of Monthly Budget]





                           [OppenheimerFunds(R) Logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA
--------------------------------------------------------------------------------

================================================================================
Objective
Oppenheimer Multiple Strategies Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a total investment return, which includes current income and capital appreciation, from investments in common stocks and other equity securities, bonds and other debt securities and money market securities.

================================================================================
Narrative by Richard Rubinstein, Co-Portfolio Manager
The Fund's performance during the six-month period that ended June 30, 1999, was strong, reflecting a change in market psychology during the last quarter. Performance improved as the stock market began to demonstrate broad-based strength and several emerging market economies showed signs of stabilization. As a result, for the six-month reporting period, the Fund provided a cumulative total return of 8.47%.(1)
         Until recently, the U.S. stock market's performance had been dominated by stocks with the largest capitalizations, which continue to sell at historically high prices relative to earnings. Most stocks in the broader market, however, have been selling at relatively low prices relative to earnings. We took advantage of last year's sharp market declines to upgrade our stock portfolio. We focused on technology companies, financial services firms and healthcare companies that, in our opinion, lead their markets. We established these positions with the expectation that the investment environment would be better in the future. In fact, some of these holdings quickly retraced their declines and produced excellent returns. We have since sold some of these holdings, redeploying assets to more attractively valued stocks.
         In the U.S. stock market, one area that has not worked well is manufacturing and industrial companies. This sector has been adversely affected by the recession in Asia. With recession in Asia, demand has failed to materialize, and much of the new capacity remains unutilized in the chemical, steel, and paper industries, among others. This has created enormous pressure on U.S. manufacturers, who have had to reduce prices to compete with overseas producers.
         However, we were seeing the beginning of an economic recovery in Asia and conditions remain strong in the United States and Europe. As such, manufacturing and industrial companies should benefit. Therefore, during the period, we acquired stock in several manufacturing and industrial companies that we believe are fundamentally sound and represent attractive values. These include dominant companies in the industrial gases, cement and farm machinery businesses.
         Bond diversification worked for the portfolio. Treasury prices declined as yields increased, reflecting strong U.S. economic growth. The decline in the U.S. Treasury portion of the portfolio was offset by better performance in high yield bonds and emerging market debts. This reflected a reversal of the trend of the previous six months when demand for Treasuries had forced prices to unprecedented highs compared to other bonds.
         Though the period has been difficult, the Fund's diversified approach has helped to reduce volatility. Nevertheless, we sense that many investors are frustrated that the multi-sector approach has lagged the performance of large, U.S. growth stocks. In our view, when the marketplace is highly stratified, as it has been over the past several years, that is exactly when you need diversification the most. That's why we believe maintaining a disciplined, diversified approach under a variety of market conditions is part of what makes Oppenheimer Multiple Strategies Fund/VA part of The Right Way to Invest.





Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products, which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.


2              Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                 Shares             Note 1
================================================================================================================================
Common Stocks--49.0%
================================================================================================================================
Basic Materials--2.0%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.1%
Bayer AG, Sponsored ADR                                                                              34,000          $ 1,414,798
--------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.(1)                                                                   27,000            1,844,437
--------------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                                                                                  19,300              820,250
--------------------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.(1)                                                                29,500            1,526,625
--------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        23,000            1,125,562
                                                                                                                     -----------
                                                                                                                       6,731,672
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.3%
De Beers Consolidated Mines Ltd., ADR                                                                80,000            1,910,000
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.6%
MacMillan Bloedel Ltd.                                                                              130,883            2,330,172
--------------------------------------------------------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                                                           84,000            1,512,000
                                                                                                                     -----------
                                                                                                                       3,842,172

================================================================================================================================
Capital Goods--1.4%
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.2%
Honeywell, Inc.                                                                                      10,500            1,216,687
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.3%
Service Corp. International                                                                         100,000            1,925,000
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Deere & Co.                                                                                          18,000              713,250
--------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.(2)                                                                                     140,000            1,417,500
--------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                          115,000            2,551,562
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc.                                                                                        43,000            1,026,625
                                                                                                                     -----------
                                                                                                                       5,708,937

================================================================================================================================
Communication Services--2.0%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.2%
AT&T Corp.                                                                                           20,000            1,116,250
--------------------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(2)                                                                                49,195            4,233,845
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)(2)                                                       50,000            1,653,125
                                                                                                                     -----------
                                                                                                                       7,003,220
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.7%
GTE Corp.                                                                                            15,000            1,136,250
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                             44,000            2,552,000
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                                                26,250,000              238,374
--------------------------------------------------------------------------------------------------------------------------------
Telesp Participacoes SA                                                                          19,200,000              243,662
                                                                                                                     -----------
                                                                                                                       4,170,286
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.1%
Intermedia Communications, Inc.(2)                                                                    2,630               78,900
--------------------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA                                                                  49,150,000              255,044
                                                                                                                     -----------
                                                                                                                         333,944

                    Oppenheimer Multiple Strategies Fund/VA                    3

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                 Shares             Note 1
================================================================================================================================
Consumer Cyclicals--7.1%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.9%
Dana Corp.                                                                                           41,500          $ 1,911,594
--------------------------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                                              288,877              889,854
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp.(2)                                                                                        55,000            2,736,250
--------------------------------------------------------------------------------------------------------------------------------
Owens Corning                                                                                        68,000            2,337,500
--------------------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                                      17,500            1,124,375
--------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(2)                                                                               61,000            1,307,687
--------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.(2)                                                                              48,000            1,206,000
                                                                                                                     -----------
                                                                                                                      11,513,260
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.3%
Alterra Healthcare Corp.(2)                                                                         115,000            1,581,250
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(3)                                                                   201                4,824
                                                                                                                     -----------
                                                                                                                       1,586,074
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.5%
Berjaya Sports Toto Berhad(3)                                                                       410,000              949,474
--------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                                      56,000            1,561,000
--------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                                   137,000            2,003,625
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                                 125,000            1,484,375
--------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       192,500            3,561,257
--------------------------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(2)                                                                              55,000              921,250
--------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                    16,000            2,248,584
--------------------------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                                       100,000            2,367,061
                                                                                                                     -----------
                                                                                                                      15,096,626
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
South China Morning Post Holdings Ltd.                                                            2,258,000            1,265,987
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--1.0%
Federated Department Stores, Inc.(1)(2)                                                              42,500            2,249,844
--------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.(2)                                                                         79,000            2,029,312
--------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.(2)                                                                                        63,000            1,819,125
                                                                                                                     -----------
                                                                                                                       6,098,281
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.8%
AutoZone, Inc.(2)                                                                                    43,000            1,295,375
--------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.(2)                                                                              27,000              739,125
--------------------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.(2)                                                                               63,000              996,187
--------------------------------------------------------------------------------------------------------------------------------
General Nutrition Cos., Inc.(2)                                                                      86,000            2,004,875
                                                                                                                     -----------
                                                                                                                       5,035,562
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.4%
Jones Apparel Group, Inc.(1)(2)                                                                      77,000            2,642,062

================================================================================================================================
Consumer Staples--5.2%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--0.4%
Diageo plc                                                                                          125,800            1,313,728
--------------------------------------------------------------------------------------------------------------------------------
Whitman Corp.                                                                                        62,000            1,116,000
                                                                                                                     -----------
                                                                                                                       2,429,728

4                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                 Shares             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--2.1%
CBS Corp.(1)(2)                                                                                     110,000          $ 4,778,125
--------------------------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc.(2)                                                                              35,000            2,603,125
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp.(1)(2)                                                                                     120,000            4,995,000
                                                                                                                     -----------
                                                                                                                      12,376,250
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.9%
CBRL Group, Inc.                                                                                     79,500            1,376,344
--------------------------------------------------------------------------------------------------------------------------------
Luby's, Inc.                                                                                         90,000            1,350,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                    36,000            2,646,000
                                                                                                                     -----------
                                                                                                                       5,372,344
--------------------------------------------------------------------------------------------------------------------------------
Food--0.4%
Groupe Danone                                                                                         7,500            1,933,638
--------------------------------------------------------------------------------------------------------------------------------
Nestle SA, Sponsored ADR                                                                              6,000              540,529
                                                                                                                     -----------
                                                                                                                       2,474,167
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR                                    14,000              261,625
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.7%
Fort James Corp.                                                                                     45,000            1,704,375
--------------------------------------------------------------------------------------------------------------------------------
Rexall Sundown, Inc.(2)                                                                              96,000            1,170,000
--------------------------------------------------------------------------------------------------------------------------------
Wella AG                                                                                              2,150            1,390,208
--------------------------------------------------------------------------------------------------------------------------------
Wella AG, Preference                                                                                    200              142,316
                                                                                                                     -----------
                                                                                                                       4,406,899
--------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.6%
Philip Morris Cos., Inc.                                                                             95,000            3,817,812

================================================================================================================================
Energy--2.5%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--1.0%
Input/Output, Inc.(2)                                                                               193,000            1,459,562
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                                         87,000            2,001,000
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.(1)                                                                                 22,500            1,432,969
--------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore, Inc.                                                                            39,000            1,023,750
                                                                                                                     -----------
                                                                                                                       5,917,281
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.8%
Comstock Resources, Inc.(2)                                                                         175,000              579,687
--------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                     35,000            1,756,562
--------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                         65,000            2,575,625
                                                                                                                     -----------
                                                                                                                       4,911,874
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--0.7%
Petroleo Brasileiro SA, Preference                                                                3,330,000              512,756
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(2)                                                                             95,510            2,584,494
--------------------------------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR(2)                                                                      16,000            1,031,000
                                                                                                                     -----------
                                                                                                                       4,128,250

                    Oppenheimer Multiple Strategies Fund/VA                    5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
================================================================================================================================
Financial--11.0%
--------------------------------------------------------------------------------------------------------------------------------
Banks--6.7%
ABN Amro Holding NV                                                                                  62,700          $ 1,357,878
--------------------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA                                                                 95,000              631,830
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               167,500           12,279,844
--------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                       38,000            2,263,375
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.(1)                                                                            140,500           12,170,813
--------------------------------------------------------------------------------------------------------------------------------
Credito Italiano SpA                                                                                414,000            1,818,795
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.(1)                                                                           13,000            1,826,500
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                                                                     24,000            4,229,871
--------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                4,175            1,246,117
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                      70,000            2,992,500
                                                                                                                     -----------
                                                                                                                      40,817,523
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.2%
American Express Co.(1)                                                                              10,000            1,301,250
--------------------------------------------------------------------------------------------------------------------------------
ICICI Ltd., GDR(4)                                                                                   35,500              368,313
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                            26,000            2,078,375
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                                                                  25,000            2,562,500
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                           37,500              951,563
                                                                                                                     -----------
                                                                                                                       7,262,001
--------------------------------------------------------------------------------------------------------------------------------
Insurance--0.6%
ACE Ltd.                                                                                             55,000            1,553,750
--------------------------------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                                              115,000            2,150,735
                                                                                                                     -----------
                                                                                                                       3,704,485
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--2.5%
Archstone Communities Trust                                                                          52,000            1,140,750
--------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                                          30,732            1,137,084
--------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                              56,000            1,109,500
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                40,000            1,110,000
--------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                             48,000            1,200,000
--------------------------------------------------------------------------------------------------------------------------------
Chastain Capital Corp.                                                                              134,000              887,750
--------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                                                                             32,000            1,188,000
--------------------------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                                         68,000            1,079,500
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                                  62,000            1,030,750
--------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                                                                                     60,000            1,342,500
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Home Communities, Inc.                                                                  44,000            1,144,000
--------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                                28,000            1,148,000
--------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                                                                       44,000            1,193,500
--------------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                                       80,000              680,000
                                                                                                                     -----------
                                                                                                                      15,391,334

6                    Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
================================================================================================================================
Healthcare--4.2%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--3.2%
Abbott Laboratories                                                                                  38,000          $ 1,729,000
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                         48,500            2,788,750
--------------------------------------------------------------------------------------------------------------------------------
AstraZeneca Group plc                                                                                60,540            2,357,015
--------------------------------------------------------------------------------------------------------------------------------
Centocor, Inc.(2)                                                                                    75,000            3,496,875
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                    20,000            1,480,000
--------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                            105,000            2,782,500
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                           1,700            2,482,328
--------------------------------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(4)                                                                         20,000              301,000
--------------------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc, Cl. A, Sponsored ADR                                                         30,000            1,981,875
                                                                                                                     -----------
                                                                                                                      19,399,343
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.0%
Acuson Corp.(2)                                                                                     125,000            2,148,438
--------------------------------------------------------------------------------------------------------------------------------
HCR Manor Care, Inc.(2)                                                                              50,000            1,209,375
--------------------------------------------------------------------------------------------------------------------------------
Innovasive Devices, Inc.(2)                                                                         110,000              357,500
--------------------------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                                              32,800            2,054,100
                                                                                                                     -----------
                                                                                                                       5,769,413

================================================================================================================================
Technology--11.7%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--4.1%
3Com Corp.(2)                                                                                        63,000            1,681,313
--------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                          50,000            1,437,587
--------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.(2)                                                                                      70,000            2,209,375
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                                22,500              532,969
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.(1)                                                                               36,000            3,618,000
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.(1)                                                            118,000           15,251,500
                                                                                                                     -----------
                                                                                                                      24,730,744
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.3%
First Data Corp.(1)                                                                                  35,000            1,712,813
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--2.3%
Computer Associates International, Inc.                                                              53,999            2,969,973
--------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.(2)                                                                                   49,100            1,561,994
--------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)(2)                                                                          25,000            1,356,250
--------------------------------------------------------------------------------------------------------------------------------
Novell, Inc.(1)(2)                                                                                  126,000            3,339,000
--------------------------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(2)                                                                                  51,000              879,750
--------------------------------------------------------------------------------------------------------------------------------
Rational Software Corp.(1)(2)                                                                        44,000            1,449,250
--------------------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.(1)(2)                                                                     34,500            2,371,875
--------------------------------------------------------------------------------------------------------------------------------
Structural Dynamics Research Corp.(2)                                                                   167                3,100
                                                                                                                     -----------
                                                                                                                      13,931,192

                    Oppenheimer Multiple Strategies Fund/VA                    7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.4%
Cisco Systems, Inc.(1)(2)                                                                            41,000         $  2,641,938
--------------------------------------------------------------------------------------------------------------------------------
Electronics--4.1%
Analog Devices, Inc.(1)(2)                                                                           84,000            4,215,750
--------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV(1)(2)                                                                     23,400            1,389,375
--------------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.(2)                                                                                    70,000            1,303,750
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(2)                                                                       30,200            1,698,750
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.(1)                                                                                      156,000            9,282,000
--------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                         8,000            1,399,912
--------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                                    104,000            2,379,000
--------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Shares                                                                     26,400            1,831,500
--------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(2)                                                                                    14,000            1,004,500
                                                                                                                    ------------
                                                                                                                      24,504,537
--------------------------------------------------------------------------------------------------------------------------------
Photography--0.5%
Xerox Corp.(1)                                                                                       48,000            2,835,000

================================================================================================================================
Transportation--0.9%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.4%
Alaska Air Group, Inc.(1)(2)                                                                         29,500            1,231,625
--------------------------------------------------------------------------------------------------------------------------------
AMR Corp.(2)                                                                                         16,000            1,092,000
                                                                                                                    ------------
                                                                                                                       2,323,625
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Burlington Northern Santa Fe Corp.                                                                   67,000            2,077,000
--------------------------------------------------------------------------------------------------------------------------------
Shipping--0.2%
Stolt-Nielsen SA                                                                                     73,000            1,113,250
--------------------------------------------------------------------------------------------------------------------------------
Stolt-Nielsen SA, Sponsored ADR                                                                      17,650              302,256
                                                                                                                    ------------
                                                                                                                       1,415,506

================================================================================================================================
Utilities--1.0%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.0%
Allegheny Energy, Inc.                                                                               50,500            1,619,156
--------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                                 80,000            2,210,000
--------------------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                                         90,000            2,385,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,214,156
                                                                                                                    ------------
Total Common Stocks (Cost $197,582,459)                                                                              296,906,610

================================================================================================================================
Preferred Stocks--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 6.25% Cum. Cv., Non-Vtg.(2)(4)                                                   20,000              695,000
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc., 6.75% Cum. Cv., Non-Vtg.(2)                                                45,000            2,368,125
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
Depositary Shares Representing one one-hundredth 7% Cum. Cv. Jr. Preferred Stock,
Series D, Non-Vtg.                                                                                   30,000            1,233,750
7% Cv. Preferred Securities(4)                                                                        5,000              118,125
                                                                                                                    ------------
Total Preferred Stocks (Cost $5,472,031)                                                                               4,415,000

================================================================================================================================
Other Securities--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Monsanto Co., 6.50% Cv. Adjustable Conversion-rate Equity Security (Cost $1,400,000)                 35,000            1,404,375


8                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                Units               Note 1
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA Rts., Exp. 7/99                                                 95,000          $       190
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(3)                                                     2,000               15,250
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/02                                                              9,232               69,240
--------------------------------------------------------------------------------------------------------------------------------
IHF Capital, Inc. Series I Wts., Exp. 11/99(3)                                                        1,000                   10
--------------------------------------------------------------------------------------------------------------------------------
PE Corp. Wts., Cl. G, Exp. 9/03                                                                         249                3,237
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/02(3)                                                                        4,000               56,500
                                                                                                                     -----------
Total Rights, Warrants and Certificates (Cost $20,772)                                                                   144,427

                                                                                                Principal
                                                                                                Amount(5)
================================================================================================================================
Mortgage-Backed Obligations--2.0%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 7%, 5/1/29                                                                        $ 4,999,502            4,949,058
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%, 11/1/27-12/1/27                                           4,324,490            4,173,307
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 7/15/22-4/15/23                                           2,340,542            2,411,765
--------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1994-C2, Cl. E, 8%, 4/25/25                                                                  645,042              634,308
                                                                                                                     -----------
Total Mortgage-Backed Obligations (Cost $12,215,245)                                                                  12,168,438

================================================================================================================================
U.S. Government Obligations--11.5%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
8.875%, 8/15/17                                                                                   2,900,000            3,694,783
STRIPS, 6.30%, 8/15/25(6)                                                                        12,900,000            2,637,237
STRIPS, 6.53%, 8/15/15(6)                                                                         7,100,000            2,571,017
STRIPS, 7.10%, 11/15/18(6)                                                                       16,000,000            4,721,808
STRIPS, 7.26%, 11/15/18(6)                                                                       10,000,000            2,951,130
STRIPS, 7.31%, 8/15/19(6)                                                                        18,000,000            5,076,162
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02                                                                                  15,000,000           15,093,750
6.125%, 9/30/00                                                                                  15,000,000           15,121,875
6.25%, 2/15/07                                                                                    8,800,000            8,967,754
6.375%, 8/15/02                                                                                   5,000,000            5,096,875
6.50%, 10/15/06                                                                                   3,710,000            3,829,417
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $67,611,608)                                                                  69,761,808

================================================================================================================================
Foreign Government Obligations--22.8%
--------------------------------------------------------------------------------------------------------------------------------
Argentina--6.0%
Argentina (Republic of) Bonds:
Series BT06, 11.25%, 5/24/04                                                                      1,178,000            1,101,724
Series L, 6.04%, 3/31/05(7)                                                                       8,556,000            7,293,990
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., 14.25%, 11/30/02(7)                                                13,125,000           12,796,875
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(7)                                                23,750,000           15,140,625
                                                                                                                     -----------
                                                                                                                      36,333,214
--------------------------------------------------------------------------------------------------------------------------------
Australia--0.6%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04(AUD)                                        3,160,000            2,157,782
--------------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%, 5/15/03(AUD)                            1,800,000            1,374,267
                                                                                                                     -----------
                                                                                                                       3,532,049


                    Oppenheimer Multiple Strategies Fund/VA                    9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                Principal           Market Value
                                                                                                Amount (5)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Brazil--4.3%

Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14                                  $21,395,512         $ 13,933,827
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 5.97%, 4/15/06(7)                          15,627,500           12,208,984
                                                                                                                    ------------
                                                                                                                      26,142,811
--------------------------------------------------------------------------------------------------------------------------------
Canada--2.8%
Canada (Government of) Bonds:
8.50%, 4/1/02(CAD)                                                                                1,500,000            1,095,492
8.75%, 12/1/05(CAD)                                                                              12,200,000            9,691,761
9.75%, 12/1/01(CAD)                                                                               3,000,000            2,230,772
9.75%, 6/1/01(CAD)                                                                                2,000,000            1,462,196
Series WL43, 5.75%, 6/1/29(CAD)                                                                   3,670,000            2,546,054
                                                                                                                    ------------
                                                                                                                      17,026,275
--------------------------------------------------------------------------------------------------------------------------------
Denmark--0.9%
Denmark (Kingdom of) Bonds, 8%, 3/15/06(DKK)                                                     32,100,000            5,328,443
--------------------------------------------------------------------------------------------------------------------------------
Great Britain--1.2%
United Kingdom Treasury Bonds, 6.75%, 11/26/04(GBP)                                               2,680,000            4,492,739
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 13%, 7/14/00(GBP)                                                   1,590,000            2,701,810
                                                                                                                    ------------
                                                                                                                       7,194,549
--------------------------------------------------------------------------------------------------------------------------------
Ireland--0.3%
Ireland (Government of) Bonds, 9.25%, 7/11/03(EUR)                                                1,409,409            1,756,538
--------------------------------------------------------------------------------------------------------------------------------
Mexico--0.5%
United Mexican States Collateralized Fixed Rate Par Bonds, Series W-A, 6.25%, 12/31/19            4,450,000            3,248,500
--------------------------------------------------------------------------------------------------------------------------------
New Zealand--5.1%
New Zealand (Government of) Bonds:
10%, 3/15/02(NZD)                                                                                16,800,000            9,848,585
8%, 2/15/01(NZD)                                                                                 19,440,000           10,728,429
--------------------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Nts., 6.50%, 2/15/00(NZD)                                            18,600,000            9,968,851
                                                                                                                    ------------
                                                                                                                      30,545,865
--------------------------------------------------------------------------------------------------------------------------------
Philippines--0.4%
Philippines (Republic of) Bonds, 8.60%, 6/15/27                                                   1,500,000            1,222,500
--------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Par Bonds, Series B, 6.50%, 12/1/17(3)(8)                               1,675,000            1,444,688
                                                                                                                    ------------
                                                                                                                       2,667,188
--------------------------------------------------------------------------------------------------------------------------------
Poland--0.4%
Poland (Republic of) Bonds, 15%, 10/12/99(PLZ)                                                    9,000,000            2,303,206
--------------------------------------------------------------------------------------------------------------------------------
South Africa--0.3%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08(ZAR)                                         12,570,000            1,634,453
                                                                                                                    ------------
Total Foreign Government Obligations (Cost $141,295,441)                                                             137,713,091

================================================================================================================================
Non-Convertible Corporate Bonds and Notes--5.9%
================================================================================================================================
Basic Materials--1.1%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.4%
Lyondell Chemical Co., 10.875% Sr. Sub. Nts., 5/1/09(4)                                             700,000              731,500
--------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                                  85,000               89,675
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                       500,000              487,500
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06                                      535,000              409,275
--------------------------------------------------------------------------------------------------------------------------------
ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(4)                                                 500,000              506,875
                                                                                                                    ------------
                                                                                                                       2,224,825

10                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount(5)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.4%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                        $1,015,000           $1,050,525
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                    1,000,000            1,025,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              450,000              434,250
                                                                                                                      ----------
                                                                                                                       2,509,775
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(3)                                                      430,000              414,950
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                                      500,000              515,000
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                                                750,000              806,250
                                                                                                                      ----------
                                                                                                                       1,736,200

================================================================================================================================
Capital Goods--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                               500,000              502,500
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.1%
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              521,250

================================================================================================================================
Communication Services--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.1%
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                               500,000              438,125
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                                      750,000              768,750
--------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(9)                                          415,000              342,375
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                                  500,000              460,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                             750,000              774,375
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(9)                                   500,000              345,000
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                              1,250,000            1,262,500
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(9)                                                                1,000,000              895,000
9.625% Sr. Debs., 10/1/06                                                                           500,000              517,500
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc., 11.25% Sr. Nts., 12/1/08                                                               600,000              631,500
                                                                                                                      ----------
                                                                                                                       6,435,125
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.5%
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(9)                             750,000              555,000
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                                           535,000              548,375
11.625% Sr. Nts., Series A, 8/15/06                                                                  90,000               92,250
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                                      200,000              195,000
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       750,000              757,500
--------------------------------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II, 9.50% Sr. Nts., 2/1/04                                        1,000,000              815,000
                                                                                                                      ----------
                                                                                                                       2,963,125

                    Oppenheimer Multiple Strategies Fund/VA                   11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount(5)          Note 1
================================================================================================================================
Consumer Cyclicals--0.8%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.4%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                         $  100,000            $  98,000
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                                 300,000              246,000
--------------------------------------------------------------------------------------------------------------------------------
Chrysler Financial LLC, 13.25% Debs., 10/15/99                                                      500,000              509,927
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        500,000              543,750
--------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., Series B, 7/15/02                                   610,000              460,550
--------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                                                400,000              390,000
                                                                                                                      ----------
                                                                                                                       2,248,227
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.0%
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                                                150,000              155,250
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                  500,000              473,750
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(4)                                         500,000              477,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                                        500,000              507,500
                                                                                                                      ----------
                                                                                                                       1,458,750
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                           500,000              613,381
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13                                                            500,000              571,060
                                                                                                                      ----------
                                                                                                                       1,184,441

================================================================================================================================
Consumer Staples--1.4%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.1%
American Telecasting, Inc., 14.50% Sr. Disc. Nts., 6/15/04                                          129,908              137,053
--------------------------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                                    400,000              408,000
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                             1,000,000            1,001,250
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                                   250,000              266,250
--------------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(9)                            600,000              423,000
--------------------------------------------------------------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts., Series B, 11/1/03(7)                     550,000              577,500
--------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                             1,000,000            1,076,250
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                       500,000              487,500
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                    375,000              372,188
--------------------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                     1,000,000            1,063,732
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                             900,000              877,500
                                                                                                                      ----------
                                                                                                                       6,690,223
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.2%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                                             300,000              283,500
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                            560,000              522,200
--------------------------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                                500,000              527,500
                                                                                                                      ----------
                                                                                                                       1,333,200

12                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount(5)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.1%
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                              $  500,000         $    470,000
9% Sr. Nts., 11/1/06                                                                                 70,000               69,300
--------------------------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., Series B, 10.09%, 3/15/01(6)               260,000              170,300
                                                                                                                    ------------
                                                                                                                         709,600

================================================================================================================================
Energy--0.1%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--0.1%
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                                 950,000              840,750

================================================================================================================================
Financial--0.1%
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.1%
First Chicago Corp., 11.25% Sub. Nts., 2/20/01                                                      250,000              269,285

================================================================================================================================
Healthcare--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07                                      170,000              124,950
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.0%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(4)(10)                                   1,000,000              180,000

================================================================================================================================
Transportation--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                        1,000,000              886,250
--------------------------------------------------------------------------------------------------------------------------------
Shipping--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                       500,000              247,500

================================================================================================================================
Utilities--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.2%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                                                                             400,000              396,000
10.50% Sr. Nts., 5/15/06                                                                            800,000              856,000
                                                                                                                    ------------
                                                                                                                       1,252,000
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17                            989,000            1,033,505
                                                                                                                    ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $37,483,215)                                                    35,506,731

================================================================================================================================
Repurchase Agreements--7.4%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $44,705,960 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%-8%, 11/30/99-7/15/06, with a value of $37,735,795, U.S. Treasury Bonds,
6%-9.25%, 2/15/16-2/15/26, with a value of $7,902,182 (Cost $44,700,000)                         44,700,000           44,700,000

--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $507,780,770)                                                        99.5%         602,720,480
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.5            3,082,238
                                                                                                 ----------         ------------
Net Assets                                                                                            100.0%        $605,802,718
                                                                                                 ==========         ============

                    Oppenheimer Multiple Strategies Fund/VA                   13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                             Shares               Expiration       Exercise      Premium            Market Value
                                             Subject to Call      Date             Price         Received           Note 1
--------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV                   10,000               10/99            $ 55.00       $   37,128            $  92,500
Alaska Air Group, Inc.                       14,500               10/99              55.00           66,625                9,063
American Express Co.                          4,000               10/99             140.00           52,378               31,500
American Express Co.                          6,000               10/99             145.00           57,568               33,000
Analog Devices, Inc.                         16,800                9/99              45.00           21,545              121,800
CBS Corp.                                    33,000               10/99              50.00          114,506               53,625
Chase Manhattan Corp.                        21,000                9/99              95.00          117,491               57,750
Cisco Systems, Inc.                           6,000               10/99              65.00           28,784               36,750
Cisco Systems, Inc.                           5,000               10/99              67.50           24,299               20,625
Du Pont (E. I.) De Nemours & Co.              7,000                7/99              65.00           44,415               31,500
Electronic Arts, Inc.                        17,400                9/99              55.00           87,050               87,000
Federated Department Stores, Inc.            13,500                8/99              55.00           31,656               31,219
First Data Corp.                             13,500               11/99              45.00           48,531               96,187
Hewlett-Packard Co.                           5,000                8/99             100.00           29,850               30,000
Hewlett-Packard Co.                          10,000                8/99              90.00           26,699              120,000
Intel Corp.                                  34,000               10/99              75.00          126,477               42,500
International Business Machines Corp.         4,000               10/99             100.00           23,439              124,000
International Business Machines Corp.        40,000               10/99             115.00           33,939               80,500
International Business Machines Corp.        10,000                7/99             115.00           39,099              150,000
J.P. Morgan & Co., Inc.                       6,000                9/99             135.00           64,050               78,750
Jones Apparel Group, Inc.                    25,000                8/99              35.00           49,248               56,250
Morgan Stanley Dean Witter & Co.              5,000               10/99             120.00           38,600               25,000
Novell, Inc.                                 37,000               11/99              30.00          105,262               83,250
Potash Corp. of Saskatchewan, Inc.            5,800                9/99              75.00            5,142                  363
Qwest Communications International, Inc.     20,000                7/99              37.50           90,947                8,750
Qwest Communications International, Inc.     30,000               10/99              50.00          198,293               22,500
RCN Corp.                                    16,000                9/99              50.00           91,520               40,000
Rational Software Corp.                      22,300               10/99              35.00          117,028               97,562
Sabre Group Holdings, Inc.                   10,800               11/99              60.00          109,404              144,450
Schlumberger Ltd.                            11,000               11/99              70.00           45,043               46,750
Xerox Corp.                                   8,000               10/99              65.00           40,759               24,000
                                                                                                 ----------           ----------
                                                                                                 $1,966,775           $1,877,144
                                                                                                 ==========           ==========

2. Non-income producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,466,563 or 0.74% of the Fund's net assets as of June 30, 1999.
5. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   AUD --  Australian Dollar                  GBP --  British Pound Sterling
   CAD --  Canadian Dollar                    NZD --  New Zealand Dollar
   DKK --  Danish Krone                       PLZ --  Polish Zloty
   EUR --  Euro                               ZAR --  South African Rand
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Represents the current interest rate for a variable rate security.
8. Represents the current interest rate for an increasing rate security.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Non-income producing--issuer is in default.

See accompanying Notes to Financial Statements.


14                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=================================================================================================
Assets
Investments, at value (cost $507,780,770)--see accompanying statement                $602,720,480
-------------------------------------------------------------------------------------------------
Cash                                                                                       14,720
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                4,838,221
Investments sold                                                                        1,789,637
Shares of beneficial interest sold                                                         61,770
Other                                                                                       3,648
                                                                                     ------------
Total assets                                                                          609,428,476

=================================================================================================
Liabilities
Options written, at value (premiums received $1,966,775)--see accompanying
statement--Note 5                                                                       1,877,144
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                  1,106,962
Investments purchased                                                                     601,638
Shareholder reports                                                                        14,596
Custodian fees                                                                             12,094
Trustees' compensation                                                                      1,009
Transfer and shareholder servicing agent fees                                                 179
Other                                                                                      12,136
                                                                                     ------------
Total liabilities                                                                       3,625,758

=================================================================================================
Net Assets                                                                           $605,802,718
                                                                                     ============

=================================================================================================
Composition of Net Assets
Paid-in capital                                                                      $475,821,319
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                    13,291,371
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions         21,700,792
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                               94,989,236
                                                                                     ------------
Net assets--applicable to 35,760,827 shares of beneficial interest outstanding       $605,802,718
                                                                                     ============

=================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                   $16.94

See accompanying Notes to Financial Statements.

                    Oppenheimer Multiple Strategies Fund/VA                   15

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=============================================================================================
Investment Income
Interest                                                                          $12,912,665
---------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $7,319)                              2,634,175
                                                                                  -----------
Total income                                                                       15,546,840

=============================================================================================
Expenses
Management fees--Note 4                                                             2,170,040
---------------------------------------------------------------------------------------------
Custodian fees and expenses                                                            44,114
---------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                            13,707
---------------------------------------------------------------------------------------------
Trustees' compensation                                                                  4,315
---------------------------------------------------------------------------------------------
Registration and filing fees                                                            3,678
---------------------------------------------------------------------------------------------
Insurance expenses                                                                      2,414
---------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                   1,051
---------------------------------------------------------------------------------------------
Other                                                                                     995
                                                                                  -----------
Total expenses                                                                      2,240,314
Less expenses paid indirectly--Note 1                                                  (2,136)
                                                                                  -----------
Net expenses                                                                        2,238,178

=============================================================================================
Net Investment Income                                                              13,308,662

=============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                              22,953,159
Closing and expiration of option contracts written--Note 5                           (459,293)
                                                                                  -----------
Net realized gain                                                                  22,493,866
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                        15,446,834
Translation of assets and liabilities denominated in foreign currencies            (1,968,902)
                                                                                  -----------
Net change                                                                         13,477,932
                                                                                  -----------
Net realized and unrealized gain                                                   35,971,798

=============================================================================================
Net Increase in Net Assets Resulting from Operations                              $49,280,460
                                                                                  ===========

See accompanying Notes to Financial Statements.


16                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                               Six Months Ended     Year Ended
                                                                                               June 30, 1999        December 31,
                                                                                               (Unaudited)          1998
================================================================================================================================
Operations
Net investment income                                                                          $ 13,308,662         $ 25,911,095
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                22,493,866           29,540,227
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                            13,477,932          (15,895,873)
                                                                                               ------------         ------------
Net increase in net assets resulting from operations                                             49,280,460           39,555,449

================================================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                                            (20,765,472)          (5,964,037)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            (30,037,334)         (34,591,414)

================================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2                                                        (15,008,237)         (14,211,527)

================================================================================================================================
Net Assets
Total decrease                                                                                  (16,530,583)         (15,211,529)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             622,333,301          637,544,830
                                                                                               ------------         ------------
End of period (including undistributed net investment
income of $13,291,371 and $20,748,181, respectively)                                           $605,802,718         $622,333,301
                                                                                               ============         ============


See accompanying Notes to Financial Statements.


                   Oppenheimer Multiple Strategies Fund/VA                    17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     Six Months
                                                     Ended
                                                     June 30, 1999  Year Ended December 31,
                                                     (Unaudited)    1998         1997          1996          1995         1994
==================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $17.05         $17.01       $15.63        $14.55        $12.91       $13.88
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .39            .71          .62           .72           .66          .63
Net realized and unrealized gain (loss)                   .95            .42         1.95          1.45          2.00         (.90)
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations           1.34           1.13         2.57          2.17          2.66         (.27)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.59)          (.16)        (.61)         (.74)         (.65)        (.60)
Distributions from net realized gain                     (.86)          (.93)        (.58)         (.35)         (.37)        (.10)
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (1.45)         (1.09)       (1.19)        (1.09)        (1.02)        (.70)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $16.94         $17.05       $17.01        $15.63        $14.55       $12.91
                                                       ======         ======       ======        ======        ======       ======

==================================================================================================================================
Total Return, at Net Asset Value(1)                      8.47%          6.66%       17.22%        15.50%        21.36%       (1.95)%

==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $605,803       $622,333     $637,545      $484,285      $381,263     $292,067
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $608,451       $640,131     $564,369      $428,277      $344,745     $279,949
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    4.41%          4.05%        3.86%         4.89%         4.81%        4.90%
Expenses(3)                                              0.74%          0.76%        0.75%         0.77%         0.77%        0.56%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  8%            43%          42%           40%           39%          31%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $45,249,469 and $77,316,061, respectively.

See accompanying Notes to Financial Statements.


18                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Multiple Strategies Fund through April 30, 1999. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


                    Oppenheimer Multiple Strategies Fund/VA                   19

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended June 30, 1999            Year Ended December 31, 1998
                                                       ----------------------------------        --------------------------------
                                                       Shares              Amount                Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                      697,552          $ 11,730,045           3,352,415        $  56,547,384
Dividends and distributions reinvested                  3,209,274            50,802,806           2,387,019           40,555,451
Redeemed                                               (4,643,548)          (77,541,088)         (6,714,957)        (111,314,362)
                                                       ----------          ------------          ----------        -------------
Net decrease                                             (736,722)         $(15,008,237)           (975,523)       $ (14,211,527)
                                                       ==========          ============          ==========        =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments and options written of $95,029,341 was composed of gross appreciation of $117,281,001, and gross depreciation of $22,251,660.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 1999 was 0.71% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.


20                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 1999, was as follows:

                                                         Call Options
                                                         ------------------------------------
                                                         Number of                 Amount of
                                                         Options                   Premiums
---------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998               5,871                    $1,686,387
Options written                                           5,036                     2,154,702
Options closed or expired                                (3,911)                     (893,057)
Options exercised                                        (2,680)                     (981,257)
                                                         ------                    ----------
Options outstanding as of June 30, 1999                   4,316                    $1,966,775
                                                         ======                    ==========

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $2,885,696, which represents 0.48% of the Fund's net assets, of which $4,824 is considered restricted. Information concerning restricted securities is as follows:


                                                                                     Valuation Per
                                             Acquisition         Cost Per            Unit as of
Security                                     Date                Unit                June 30, 1999
--------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.              9/29/98             $21.69                     $24.00


                     Oppenheimer Multiple Strategies Fund/VA                  21

--------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Fund

=================================================================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           John P. Doney, Vice President
                                           Michael S. Levine, Vice President
                                           Richard H. Rubinstein, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer


=================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

=================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

=================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

=================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

=================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Multiple Strategies Fund/VA.
                                           This report must be preceded or accompanied by a Prospectus of Oppenheimer Multiple
                                           Strategies Fund/VA. For material information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.









22                     Oppenheimer Multiple Strategies Fund/VA